Operations (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
TIM Brasil Servicos E Participacoes S.A. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	67.48%	66.59%
I-Systems [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	49.00%	49.00%